Subsequent event (Details) (USD $)			12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 3.70% unsecured convertible notes	Dec. 31, 2010 3.70% unsecured convertible notes	Jan. 31, 2007 3.70% unsecured convertible notes	Jan. 31, 2012 3.70% unsecured convertible notes Repurchase of debt	Feb. 21, 2012 3.70% unsecured convertible notes Repurchase of debt	Feb. 17, 2012 3.70% unsecured convertible notes Repurchase of debt	Dec. 31, 2011 3.70% unsecured convertible notes Repurchase of debt
Subsequent event
Stated interest rate (as a percent)	7.00%		3.70%	3.70%	3.70%	3.70%		3.70%
Denominator applied to principal			$ 1,000	$ 1,000	$ 1,000				$ 1,000
Note repurchased			83,800,000			83,800,000
Amount outstanding	$ 84,959,000	$ 295,293,000	$ 84,724,000	$ 295,063,000			$ 1,000,000